Cover	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	LAFAYETTE SQUARE USA, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01427
Entity Tax Identification Number	87-2807075
Entity Address, Address Line One	175 SW 7th St
Entity Address, Address Line Two	Unit 2307
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130-2992
City Area Code	786
Local Phone Number	753-7096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001849089
Amendment Flag	false